Vanguard Global ex-U.S. Real Estate Index Fund

Supplement to the Prospectus Dated October 13, 2010

Vanguard Global ex-U.S. Real Estate Index Fund has not yet commenced operations.

© 2010 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 738 102010